FORM 24F-2
		 Annual Notice of Securities Sold
		    Pursuant to Rule 24f-2

1.  Name and address of issuer:

The GNMA Fund Investment Accumulation Program, Inc.
c/o Merrill Lynch, Pierce, Fenner &
    Smith Incorporated
P.O. Box 9051
Princeton, N.J.  08543-9051

2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.  Investment Company Act File Number:
    811-2788

    Securities Act File Number:
    2-60367

4(a). Last Day of fiscal year for which this Form is filed:
      December 31, 1998

4(b). [  ] Check box if this Form is being filed late (i.e., more than 90
	   calendar days after the end of the issuer's fiscal year).
	   (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [  ] Check box if this is the last time the issuer will be filing
	   this Form.

5.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
	  sold during the fiscal year
	  pursuant to section 24(f)                             $29,987,775

    (ii)  Aggregate price of securities redeemed
	  or repurchased during the fiscal year  $31,966,135

   (iii)  Aggregate price of securities redeemed
	  or repurchased during any prior fiscal
	  year ending no earlier than October 11, 1995
	  that were not previously used to reduce
	  registration fees payable to the
	  Commission:                             $17,143,292

    (iv)  Total available redemption credits
	  [add Items 5(ii) and 5(iii):                         -$49,109,427

    (v)   Net sales - if Item 5(i) is greater
	  than Item 5(iv) [subtract Item 5(iv)
	  from Item 5(i)]:                                      $0.00

    (vi)  Redemption credits available for use
	  in future years                         $(19,121,652)
	  -If Item 5(i) is less than Item 5(iv)
	  [subtract Item 5(iv) from Item 5(i)]:

    (vii) Multiplier for determining registration           x_.000278
	  fee (See Instruction C.9):

   (viii) Registration fee due [multiply Item 5(v)
	  by Item 5(vii)] (enter "0" if no fee is due):        =0.00

6.  Prepaid Shares
    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.00. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 5,020,238.

7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
															+$0.00

8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
															=$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
	 Method of Delivery:
			   [ ] Wire Transfer
			   [ ] Mail or other means

			      SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      By Merrill Lynch, Pierce, Fenner & Smith
						   Incorporated, Agent for the Sponsors

						   By /s/ Gerard J. Fenerty
							    Treasurer
Date  March 4, 1999
	  *Please print the name and title of the signing officer below
	   the signature.